Variable Interest Entities - Summary of VIE's assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Current assets	$ 2,123	$ 2,131
Non-current assets	8,342	8,302
Total assets	10,465	10,433
Total liabilities	$ 8,513	8,454
License agreement term	20 years
Brazil Lottery
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
VIE, primary beneficiary
Variable Interest Entity [Line Items]
Current assets	$ 1,220	941
Non-current assets	800	936
Total assets	2,020	1,877
Total liabilities	$ 732	$ 521